INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14)  INTANGIBLE ASSETS

a)  Accounting policy

Intangible assets acquired separately are measured at acquisition / formation cost upon their initial recognition. The cost of an intangible asset are capitalized until the asset becomes operational. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.

After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income for the year in which it is incurred.

The useful lives of intangible assets are considered finite or indefinite.

●	Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the cost/expense category consistent with the function of the intangible assets.

●	Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible asset with indefinite useful lives.

When goodwill has been allocated to a CGU and part of the operation within that CGU is disposed that, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.

Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the statement of income on disposal.

b)  Critical estimates and judgments

The accounting treatment of the investment in intangible assets includes making estimates to determine the useful life for amortization purposes, particularly for assets acquired in business combinations.

The determination of the useful lives requires estimates in relation to the expected technological evolution and the alternative use of the assets. Hypotheses related to the technological aspect and its future development imply a significant degree of analysis, since the timing and nature of future technological changes are difficult to predict.

Information on the recoverability of fixed assets is presented in note 15.a.

c)  Breakdown and changes

A brief description of the key intangible asset items with finite useful lives, is as follows:

●	Software: This includes licenses for software used in the Company’s operating, commercial and administrative activities.
●	Customer portfolio and trademarks: This includes intangible assets acquired through business combination.
●	Licenses: These include concession and authorization licenses, acquired from ANATEL for provision of telecommunication services. These also include licenses from business combinations.

	Indefinite
	useful life	Finite useful life
						Other	Software
			Customer			intangible	under
	Goodwill(1)	Software	portfolio	Trademarks	Licenses	assets	development	Total
Balances and changes:
Balance on 12.31.20	23,026,429	3,994,704	633,566	821,000	11,361,710	42,628	702,080	40,582,117
Additions (2)	—	724,599	—	—	4,496,263	—	1,275,320	6,496,182
Write-offs, net (3)	(158,161)	(16,884)	—	—	—	—	—	(175,045)
Net transfers	—	1,695,398	—	—	—	—	(1,564,723)	130,675
Sale of businesses (4) (Note 2.d)	—	(2,010)	—	—	—	—	—	(2,010)
Amortization (Note 26)	—	(1,624,532)	(264,328)	(84,206)	(951,442)	(3,104)	—	(2,927,612)
Balance on 12.31.21	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307
Additions (2)	—	352,128	—	—	190,066	—	2,260,031	2,802,225
Write-offs, net	—	1,378	—	—	—	—	(149)	1,229
Net transfers	—	2,077,044	—	—	—	—	(1,976,198)	100,846
Business combination - Garliava and Vita IT (Note 2.d)	3,493,561	177	125,740	4,527	2,612,566	—	—	6,236,571
Amortization (Note 26)	—	(1,853,464)	(161,188)	(84,770)	(1,417,412)	(3,094)	—	(3,519,928)
Balance on 12.31.22	26,361,829	5,348,538	333,790	656,551	16,291,751	36,430	696,361	49,725,250

Balance on 12.31.21
Cost	22,868,268	22,451,551	4,440,717	1,658,897	24,924,783	269,639	412,677	77,026,532
Accumulated amortization	—	(17,680,276)	(4,071,479)	(922,103)	(10,018,252)	(230,115)	—	(32,922,225)
Total	22,868,268	4,771,275	369,238	736,794	14,906,531	39,524	412,677	44,104,307

Balance on 12.31.22
Cost	26,361,829	25,029,658	4,566,457	1,663,424	29,685,824	269,639	696,361	88,273,192
Accumulated amortization	—	(19,681,120)	(4,232,667)	(1,006,873)	(13,394,073)	(233,209)	—	(38,547,942)
Total	26,361,829	5,348,538	333,790	656,551	16,291,751	36,430	696,361	49,725,250
(1)	Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015) and Garliava and Vita IT (2022), offset by partial declines in business sales, such as (item 3).
(2)	Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration in the Federal District the states of Rio de Janeiro and Rio Grande so Sul (in 2021 and 2022), Note 14.d.
(3)	Proportional write-offs of goodwill refer to the sale of investments by FiBrasil, CloudCo Brasil and IoTCo Brasil in 2021.
(4)	Assets used for the Company’s corporate structure in FiBrasil in 2021.

d)  Licenses / Authorizations

Extension of authorizations for the 850 MHz, 900 MHz and 1800 MHz bands

With respect to the extension of authorizations for the 850 MHz bands, ANATEL through Judgment No. 510 of September 30, 2020, determined that (i) the Superintendence of Granting and Resources for Provision (“SOR”) addresses the requests for extension of authorizations for the use of radio frequencies in force in sub-bands A and B, proposing primary grants until November 29, 2028, if legal and regulatory requirements are met; and that (ii) the extension value should be discounted to net present value, to reflect the economic value (market value) of the bands.

Having complied with the SOR procedures, the ANATEL Board through Judgment No. 618, of November 26, 2020, extended the term of the authorization for the right to use radio frequencies, for bands 869.0 to 880.0 MHz, 824.0 to 835.0 MHz, 890.0 to 891.5 MHz and 845.0 to 846.5 MHz, associated with Authorization Term No. 001/2006 / PVCP / SPV- ANATEL through to November 29, 2028. No exclusivity was granted, being on a primary basis and restricted to the provision area serving the State of Rio de Janeiro, pursuant to Act No. 7,281, of November 26, 2020.

The extension granted for a period less than the maximum limit provided for by Law (20 years), in the opinion of ANATEL, was to promote a reorganization and readaptation of the channel. Alternative calculation methods (biannual charges and Resolution No. 695/2018, as approved in the Public Price Regulation for the Right to Use Radio Frequencies (“PPDUR”)) is justified on the grounds that the current regulatory instruments are not expected to involve a second extension. ANATEL further determined that 10% should be effectively paid in cash and the remaining 90% settled in the form of investments.

Similarly, ANATEL extended the period of validity of authorizations for the right to use radio frequencies relating to the 869.0 to 880.0 MHz, 824.0 to 835.0 MHz, 890.0 to 891.5 MHz and 845.0 MHz bands at 846.5 MHz in the area of provision equivalent to the Federal District, associated with the Authorization Term No. 003/2006/PVCP/SPV-ANATEL. Extension authorizations were granted for the State of Rio de Janeiro, under term and payment conditions, as stated in Act No. 5,473, of July 21, 2021.

The Company and other providers appealed certain conditions for the renewal of the license, including the evaluation criteria and certain obligations. ANATEL dismissed the appeals and submitted the process to the Federal Audit Court for ratification of the calculations referring to the amount due for the extension.

In September 2022, the Federal Court of Auditors (“TCU”) defined a standard procedure for authorizations, other than the extensions of the awards for 850 MHz to 2028, acquired prior to the publication of Law No 13.879/2019 to regulate the conduct of the bidding process. This decision affected the expectation for tenders to 2028 (to 850 MHz). The Company appealed the decision and the case continues under review of the TCU.

As a condition for renewing the 850 MHz sub-band license, a judicial writ of mandamus is being filed, though the security was denied in the first instance, and the appeal is pending judgment at the Federal Regional Court of the First Region.

The terms of authorization for the use of the 900 MHz and 1800 MHz sub-bands are expected to expire by 2023. With the exception of authorization terms No. 002/2005/PVCP/SPV-ANATEL and No. 017/2005/ PVCP/SPV-ANATEL, associated, respectively, to the 900 MHz and 1800 MHz sub-bands in sector 3 of the PGO (region in the state of MG), the use authorizations for these sub-bands had not previously been extended. ANATEL has the discretion to proceed with the extension under the terms of the authorization allowing for an extension for 15 years in return for payment equivalent to 2% of the net operating revenue of the SMP, paid biannually.

However, ANATEL recently selected another operator (TIM) to which it granted an authorization extension for the 900 MHz and 1800 MHz bands up to 2032. Should ANATEL decide to treat the Company’s authorizations in a similar manner to the 2032 sectorial relocation of the associated pipelines in the sub-bands, as applied for the 850 MHz sub-bands, this will shorten by six year the term of the original authorizations which have yet to be extended (15 years terms, expiring in 2038). As to the 900 MHz and 1800 MHz authorizations in sector 3 (Minas Gerais), which have already been extended, this decision would represent an extension of nine years for these authorization terms (30 years, 15 years of which original term and 15 years extension).

5G License Auctions

On December 3, 2021, ANATEL signed the Terms of Authorization for the Use of Blocks of Radiofrequencies Associated with SMP No. 86, 87 and 88/2021 (“Terms”), in the radio frequency sub-bands of 2,300 MHz to 2,390 MHz, 3,300 MHz to 3,700 MHz and 24.3 GHz to 27.5 GHz, from auctions for the implementation of fifth generation technology (“5G”), held by ANATEL on November 4 and 5, 2021, which were awarded to the Company as the successful bidder.

These authorizations are valid for 20 years, starting on December 8, 2021, date of publication of the present extracts of the Terms in the Diário Oficial da União (“DOU”), associated with the authorizations for the provision of SMP, issued by Terms no. 78/2012/PVCP/SPV -ANATEL, n.o. 05/2010/PVCP/SPV-ANATEL and N.o. 06/2010/PVCP/SPV-ANATEL, renewable, successively, pursuant to Law 9472/1997.

In accordance with the procedures established within the scope of the Invitation to Bid, in addition to the amounts of radiofrequency licenses to be paid to ANATEL, the winning operators constituted and are making joint contributions of resources in the 3.5 GHz Band Management Entity (“EAF”) and the School Connectivity Administrator (“EACE”). The installments that fell to the Company totaled 4,459,442, of which: (i) R$928,738 from radio frequency licenses; (ii) R$2,104,456 of contributions to EAF and; (iii) R$1,426,248 of contributions to EACE.

As a requirement for obtaining these authorizations, the Company, as well as the other successful telecommunication service bidder providers, assumed a series of commitments. For the 2.3 GHz and 3.5 GHz spectrum band obligations for coverage commitments and fiber optic backbone network deployment in locations with little or no connectivity infrastructure. In addition, the successful bidders for the 3.5 GHz band must fund all activities related to the migration of satellite TV services from the C band to the Ku band (notably the migration of TVROs and mitigation of interference in the FSS systems), for the construction of six high-capacity info-ways by laying sub fluvial cables for the Integrated and Sustainable Amazon Program (“PAIS”) and the implementation of private (fixed and mobile) communication networks reserved for the Federal Public Administration. EAF will be responsible for the execution of these activities. The successful bidders for the 26 GHz spectrum bands will be required to fund EACE’s activities for broadband connectivity projects for public schools to be selected across the country.

The 26GHz frequency will allow the Company to increase its network capacity in areas denser urban areas, and will be used, in conjunction with the 3,500MHz and 2300MHz frequencies, on the first day of the auction, to offer spectral capacity to implement the 5G technology nationwide.

With the acquisition of the frequencies described above, the Company guarantees the spectrum necessary for the provision of the 5G service in the medium and long term, reinforcing the leadership in the mobile service to the offer its customers the most advanced solutions in terms of speed, quality and stability, thus meeting the growing demand for connectivity and accelerating its digital ecosystem.

The Company considers that this new technology reinforces its operations in the market in which it operates, not identifying any signs of impairment of assets, as well as the need to change the useful lives of other technologies currently used.

Authorizations in the 450 MHz band

As part of the 2012 auctions, ANATEL allocated a 450 MHz frequency lot associated with the 2.5 GHz band, designed to meet the demand for voice and data services in remote rural areas. Following the acquisition of 450 MHz concessions, the Company assumed an obligation to provide infrastructure in rural areas in the states of Alagoas, Ceará, Minas Gerais, Paraíba, Pernambuco, Piauí, Rio Grande do Norte, Sergipe and the interior of São Paulo, covering 2,556 municipalities.

In addition, on December 8, 2022, ANATEL revoked the Company’s 450 MHz spectrum authorization (451-458 MHz and 461-468 MHz) covering the states of Alagoas, Ceará, Minas Gerais, Paraíba, Pernambuco, Piauí, Rio Grande do Norte, Sergipe and part of São Paulo. The decision was motivated by the fact that the Company could not provide evidence of service activation in the 450 MHz band due to the unavailability of the 450 MHz device ecosystem and the waiver clause contained in the public notice, interpreted by ANATEL in the sense that the waiver would work automatically in the event of non-activation of the frequency within the contractual term. Previously, in September 2022, ANATEL revoked authorizations held by other providers.

Overview of Authorizations for Use of the Radio Frequency Spectrum

The following is a summary of the authorizations for use of radio frequency bands, granted to the Company, according to the terms of authorization to operate the service in each region.

Radiofrequency	Band (MHz)	License Expiration (Year)
700 MHz	20	2029
850 MHz	25	2023-2028
900 MHz	5	2023-2035
1800 MHz	20-50	2023-2035
2100 MHz	20-30	2023
2300 MHz	40-50	2041
2500 MHz	40-60	2027-2031
3500 MHz	100	2041
26 GHz	600	2041

e) Amortization rates

The table below shows the annual amortization rates for the years ended December 31, 2022 and 2021.

Description	12.31.22	12.31.21
Softwares	20.00%	20.00%
Customer portfolio	12.5% to 20.00%	12.50%
Trademarks	7.70%	7.70%
Licenses	3.60% to 20.00%	3.60% to 6.67%
Other intangible assets	6.67% to 20.00%	20.00%